Senior Secured Convertible Notes (4) and Warrants (Details 1)		3 Months Ended
	Jan. 11, 2023	Mar. 31, 2023
Estimated probaility	100.00%	100.00%
Uplist Transaction [Member]
Estimated probaility	60.00%	10.00%
Estimated date	Jun. 30, 2023	Sep. 30, 2023
Held to Maturity Scenario [Member]
Estimated probaility	10.00%	60.00%
Estimated date	Oct. 06, 2023	Oct. 06, 2023
Change Of Control Scenario [Member]
Estimated probaility	5.00%	5.00%
Estimated date	Sep. 30, 2023	Sep. 30, 2023
Default/Dissolution [Member]
Estimated probaility	25.00%	25.00%
Estimated date	Sep. 01, 2023	Sep. 01, 2023